United States
                       Securities and Exchange Commission
                           Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies




                                    811-21822

                      (Investment Company Act File Number)


                          Federated Managed Pool Series
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                 (412) 288-1900 (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/06


               Date of Reporting Period: Six months ended 6/30/06
                                         ------------------------








Item 1.     Reports to Stockholders

FEDERATED CORPORATE BOND STRATEGY PORTFOLIO

A Portfolio of Federated Managed Pool Series

SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE





NOT FDIC INSURED  MAY LOSE VALUE NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout the Period)

                                                              PERIOD
                                                               ENDED
                                                         (unaudited)
                                                           6/30/2006 1
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          0.03
 Net realized and unrealized gain on investments                0.00 2
  TOTAL FROM INVESTMENT OPERATIONS                              0.03
 LESS DISTRIBUTIONS:
 Distributions from net investment income                      (0.02)
 Distributions from net realized gain on investments           (0.02)
  TOTAL DISTRIBUTIONS                                          (0.04)
 NET ASSET VALUE, END OF PERIOD                                $9.99
 TOTAL RETURN3                                                  0.35%

 RATIOS TO AVERAGE NET ASSETS:
 Net expenses                                                   0.00%
 Net investment income                                          4.71%4
 SUPPLEMENTAL DATA:
 Net assets, end of period (000 omitted)                      $4,997
 Portfolio turnover                                                2%

1 Reflects operations for the period from December 2, 2005 (commencement of operations) to June 30, 2006.

2    Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total return is not annualized.

4    Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements



SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                  BEGINNING         ENDING        EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD1
                                  1/1/2006       6/30/2006
ACTUAL                             $1,000         $1,000.75              $0.00
HYPOTHETICAL
(ASSUMING A 5%
RETURN BEFORE EXPENSES)            $1,000         $1,024.79              $0.00

1 Expenses are equal to the Fund's net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At June 30, 2006, the Fund's portfolio composition1 was as follows:

 SECURITY TYPE                             PERCENTAGE OF
                                        TOTAL NET ASSETS
 Corporate Debt Securities                  96.5 %
 Other Security Types2                       1.5 %
 Cash Equivalents3                           2.2 %
 Other Assets and Liabilities-Net4          (0.2 )%
  TOTAL                                    100.0 %

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2    Other Security Types consist of sovereign bonds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


June 30, 2006 (unaudited)

    PRINCIPAL                                                                                                              VALUE
    AMOUNT
                  CORPORATE BONDS-96.5%
                  BASIC INDUSTRY - CHEMICALS-1.3%
  $    75,000     Praxair, Inc., 3.95%, 6/1/2013                                                                     $    66,822
                  BASIC INDUSTRY - METALS & MINING-3.9%
       75,000     BHP Finance (USA), Inc., 4.80%, 4/15/2013                                                               70,779
       75,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                  70,102
       55,000     Noranda, Inc., 6.00%, 10/15/2015                                                                        52,460
                   TOTAL                                                                                                 193,341
                  CAPITAL GOODS - AEROSPACE & DEFENSE-2.9%
       75,000     Boeing Co., Note, 5.125%, 2/15/2013                                                                     72,547
       75,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                        70,124
                   TOTAL                                                                                                 142,671
                  CAPITAL GOODS - BUILDING MATERIALS-1.4%
       75,000     CRH America, Inc., 5.30%, 10/15/2013                                                                    70,991
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING-4.5%
       75,000     Emerson Electric Co., 4.50%, 5/1/2013                                                                   69,307
       75,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                             78,349
       75,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                         76,628
                   TOTAL                                                                                                 224,284
                  CAPITAL GOODS - ENVIRONMENTAL-3.1%
       75,000     Republic Services, Inc., Note, 6.75%, 8/15/2011                                                         77,647
       75,000     Waste Management, Inc., 7.375%, 8/1/2010                                                                79,093
                   TOTAL                                                                                                 156,740
                  COMMUNICATIONS - MEDIA & CABLE-3.0%
       75,000     Comcast Corp., 7.125%, 6/15/2013                                                                        78,444
       75,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                               69,459
                   TOTAL                                                                                                 147,903
                  COMMUNICATIONS - MEDIA NONCABLE-3.3%
       75,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                    79,702
       75,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                  86,976
                   TOTAL                                                                                                 166,678
                  COMMUNICATIONS - TELECOM WIRELESS-4.7%
       75,000     AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011                                                80,941
       75,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                      69,604
       75,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                           83,020
                   TOTAL                                                                                                 233,565
                  COMMUNICATIONS - TELECOM WIRELINES-4.4%
       75,000     Embarq Corp., 6.738%, 6/1/2013                                                                          74,875
       75,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                     75,392
       75,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                            72,049
                   TOTAL                                                                                                 222,316
                  CONSUMER CYCLICAL - AUTOMOTIVE-3.0%
       75,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                          75,105
       75,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                      73,092
                   TOTAL                                                                                                 148,197
                  CONSUMER CYCLICAL - ENTERTAINMENT-1.5%
       75,000     Carnival Corp., 3.75%, 11/15/2007                                                                       73,114
                  CONSUMER CYCLICAL - RETAILERS-1.5%
       75,000     Target Corp., 5.875%, 3/1/2012                                                                          75,845
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE-3.0%
       75,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                               72,180
       75,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                                    75,432
                   TOTAL                                                                                                 147,612
                  CONSUMER NON-CYCLICAL HEALTH CARE-4.2%
       75,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                      71,507
       75,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                          71,122
       75,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                68,983
                   TOTAL                                                                                                 211,612
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS-2.8%
       75,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                 68,921
       75,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                    72,722
                   TOTAL                                                                                                 141,643
                  CONSUMER NON-CYCLICAL PRODUCTS-1.3%
       75,000     Fortune Brands, Inc., Unsecd. Note, 5.875%, 1/15/2036                                                   65,366
                  CONSUMER NON-CYCLICAL TOBACCO-1.6%
       75,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                              79,316
                  ENERGY - INDEPENDENT-1.6%
       75,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                     81,731
                  FINANCIAL INSTITUTION - BANKING-7.8%
       75,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                         79,061
      100,000     HSBC Finance Capital Trust IX, Note, 11/30/2035                                                         95,716
       75,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                   70,733
       75,000     Popular North America, Inc., 5.65%, 4/15/2009                                                           74,465
       75,000 1,2 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                      71,551
                   TOTAL                                                                                                 391,526
                  FINANCIAL INSTITUTION - BROKERAGE-4.3%
       75,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                              70,325
       75,000     Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013                                                      71,659
       75,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                        74,129
                   TOTAL                                                                                                 216,113
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE-3.0%
       75,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                     76,816
       75,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             72,745
                   TOTAL                                                                                                 149,561
                  FINANCIAL INSTITUTION - INSURANCE - HEALTH-1.5%
       75,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                   74,644
                  FINANCIAL INSTITUTION - INSURANCE - LIFE-1.8%
       75,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                   89,367
                  FINANCIAL INSTITUTION - INSURANCE - P&C-2.8%
       75,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                              70,320
       75,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                   71,052
                   TOTAL                                                                                                 141,372
                  FINANCIAL INSTITUTION - REITS-4.5%
       75,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                73,052
       75,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                     73,093
       75,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                            76,528
                   TOTAL                                                                                                 222,673
                  TECHNOLOGY-1.6%
       75,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                              77,493
                  TRANSPORTATION - AIRLINES-1.5%
       75,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                 76,525
                  TRANSPORTATION - RAILROADS-1.4%
       75,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                  69,886
                  TRANSPORTATION - SERVICES-1.5%
       75,000     Ryder System, Inc., 5.95%, 5/2/2011                                                                     74,797
                  UTILITY - ELECTRIC-9.1%
       75,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                          69,154
       75,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                          75,737
       75,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                                    76,400
       75,000     MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                                                 78,505
       75,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                     80,239
       75,000     Scottish Power PLC, 4.91%, 3/15/2010                                                                    72,566
                   TOTAL                                                                                                 452,601
                  UTILITY - NATURAL GAS DISTRIBUTOR-1.4%
       75,000     Atmos Energy Corp., 4.95%, 10/15/2014                                                                   68,664
                  UTILITY - NATURAL GAS PIPELINES-1.3%
       75,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                    64,171
                   TOTAL CORPORATE BONDS                                                                               4,819,140
                   (IDENTIFIED COST $4,823,607)
                  GOVERNMENTS/AGENCIES-1.5%
                  SOVEREIGN-1.5%
       75,000     United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $75,712)                                       76,260
                  REPURCHASE AGREEMENT-2.2%
      111,000     Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which               111,000
                  Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000 (AT COST)
                   TOTAL INVESTMENTS-100.2%                                                                            5,006,400
                   (IDENTIFIED COST $5,010,319)3
                   OTHER ASSETS AND LIABILITIES - NET-(0.2)%                                                              (9,295 )
                   TOTAL NET ASSETS-100%                                                                             $ 4,997,105

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $287,628, which represented 5.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $287,628, which represented 5.8% of total net assets.

3 Also represents cost for federal tax purposes. Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronym is used throughout this portfolio:

 REITs -Real Estate Investment Trusts
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2006 (unaudited)

ASSETS:
Total investments in securities, at value (identified cost $5,010,319)                                         $ 5,006,400
Cash                                                                                                                   578
Income receivable                                                                                                   73,526
Prepaid expenses                                                                                                        18
 TOTAL ASSETS                                                                                                    5,080,522
LIABILITIES:
Payable for investments purchased                                                               $ 74,837
Income distribution payable                                                                        8,580
 TOTAL LIABILITIES                                                                                                  83,417
Net assets for 500,018 shares outstanding                                                                      $ 4,997,105
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                $ 5,000,175
Net unrealized depreciation of investments                                                                          (3,919)
Accumulated net realized gain on investments                                                                             3
Undistributed net investment income                                                                                    846
 TOTAL NET ASSETS                                                                                              $ 4,997,105
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
$4,997,105 {divide} 500,018 shares outstanding, no par value, unlimited shares authorized                            $9.99

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Period Ended June 30, 2006 (unaudited)1

INVESTMENT INCOME:
Interest                                                                                               $  9,651
EXPENSES:
Administrative personnel and services fee (Note 5)                                 $   4,521
Custodian fees                                                                           772
Transfer and dividend disbursing agent fees and expenses                                 181
Auditing fees                                                                          1,128
Legal fees                                                                               242
Portfolio accounting fees                                                              1,502
Share registration costs                                                               2,071
Printing and postage                                                                     409
Insurance premiums                                                                       415
Miscellaneous                                                                              6
 TOTAL EXPENSES                                                                       11,247
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee            $    (752 )
Reimbursement of other operating expenses                        (10,495 )
 TOTAL WAIVER AND REIMBURSEMENT                                                      (11,247 )
Net expenses                                                                                                  0
Net investment income                                                                                     9,651
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                            233
Net change in unrealized depreciation of investments                                                     (3,919 )
Net realized and unrealized loss on investments                                                          (3,686 )
Change in net assets resulting from operations                                                         $  5,965

1 Reflects operations for the period from December 2, 2005 (commencement of operations) to June 30, 2006.

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                                 PERIOD 1
                                                                                                  ENDED
                                                                                              6/30/2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                       $     9,651
Net realized gain on investments                                                                    233
Net change in unrealized depreciation of investments                                             (3,919)
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                   5,965
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                         (8,805)
Distributions from net realized gain on investments                                                (230)
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                               (9,035)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                  5,000,000
Net asset value of shares issued to shareholders in payment of distributions declared               175
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                       5,000,175
Change in net assets                                                                          4,997,105
NET ASSETS:
Beginning of period                                                                                   0
End of period (including undistributed net investment income of $846)                       $ 4,997,105

1 Reflects operations for the period from December 2, 2005 (commencement of operations) to June 30, 2006.

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


June 30, 2006 (unaudited)

1. ORGANIZATION
Managed Pool Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the "Fund"), a diversified portfolio. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return.

Effective December 2, 2005, the Fund began offering Shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, GAINS AND LOSSES, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.


PREMIUM AND DISCOUNT AMORTIZATION/PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


RESTRICTED SECURITIES
Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

                                                         PERIOD
                                                          ENDED
                                                       6/30/20061
                                                SHARES           AMOUNT
Shares sold                                    500,000       $ 5,000,000
Shares issued to shareholders in
payment of distributions declared                   18               175
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS  500,018       $ 5,000,175

1 Reflects operations for the period from December 2, 2005 (commencement of operations) to June 30, 2006.

4. FEDERAL TAX INFORMATION
At June 30, 2006, the cost of investments for federal tax purposes was $5,010,319. The net unrealized depreciation of investments for federal tax purposes was $3,919. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,985 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,904.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the period ended June 30, 2006, the Adviser reimbursed $10,495 of other operating expenses.

ADMINISTRATIVE FEE
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

 MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS
 ADMINISTRATIVE FEE     OF THE FEDERATED FUNDS
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended June 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.


GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended June 30, 2006, were as follows:

 Purchases       $ 4,899,252
 Sales           $         0

7. LEGAL PROCEEDINGS
Beginning in October 2003 Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


FEDERATED CORPORATE BOND STRATEGY PORTFOLIO (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's overall expense structure; the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant. Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31421P100

35282 (8/06)















Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Pool Series

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        August 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        August 21, 2006